The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Loans and advances to banks	R$ 431,132	R$ 186,504
Securities and derivative financial instruments	359,430	712,258
Loans and other assets	314,116	454,421
Liabilities
Customer and financial institution resources	4,485,330	2,951,628
Securities and subordinated debt securities	14,942,519	12,182,692
Derivative financial instruments	34,815	32,219
Other liabilities (4)	12,370,798	12,022,547
Revenues and expenses
Net interest income	(871,667)	(675,133)
Income from services provided	103,454	98,784
Other expenses net of other operating revenues	(1,504,492)	(1,496,072)
Controllers [Member]
Assets
Loans and advances to banks
Securities and derivative financial instruments	113,137	62,326
Loans and other assets	11	16
Liabilities
Customer and financial institution resources	3,449,443	2,129,974
Securities and subordinated debt securities	14,179,462	11,480,275
Derivative financial instruments		32,219
Other liabilities (4)	54,732	1,195,928
Revenues and expenses
Net interest income	(789,018)	(448,376)
Income from services provided	159	109
Other expenses net of other operating revenues	64,417	58,434
Joint Control And Associated Companies [Member]
Assets
Loans and advances to banks	431,132	186,504
Securities and derivative financial instruments	246,293	649,932
Loans and other assets	127,391	334,746
Liabilities
Customer and financial institution resources	739,151	677,839
Securities and subordinated debt securities
Derivative financial instruments	34,815
Other liabilities (4)	12,285,329	10,808,025
Revenues and expenses
Net interest income	(37,812)	(181,754)
Income from services provided	103,150	98,556
Other expenses net of other operating revenues	(1,687,257)	(1,644,088)
Key management personnel of entity or parent [member]
Assets
Loans and advances to banks
Securities and derivative financial instruments
Loans and other assets	186,714	119,659
Liabilities
Customer and financial institution resources	296,736	143,815
Securities and subordinated debt securities	763,057	702,417
Derivative financial instruments
Other liabilities (4)	30,737	18,594
Revenues and expenses
Net interest income	(44,837)	(45,003)
Income from services provided	145	119
Other expenses net of other operating revenues	R$ 118,348	R$ 89,582